Shareholder Report, Line Graph (Details) - USD ($)										1 Months Ended	4 Months Ended			5 Months Ended		6 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended			11 Months Ended		12 Months Ended	13 Months Ended	14 Months Ended	16 Months Ended			17 Months Ended		21 Months Ended	22 Months Ended			23 Months Ended		24 Months Ended	25 Months Ended	26 Months Ended	28 Months Ended			29 Months Ended		33 Months Ended	34 Months Ended			35 Months Ended		36 Months Ended	37 Months Ended	38 Months Ended	40 Months Ended		41 Months Ended		45 Months Ended	46 Months Ended		47 Months Ended		48 Months Ended	49 Months Ended	50 Months Ended	52 Months Ended		53 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	69 Months Ended	72 Months Ended	74 Months Ended	81 Months Ended	84 Months Ended	86 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
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William Blair Growth Fund - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name																Growth Fund Class I
Accumulated Value									$ 500,000															$ 503,000														$ 566,450														$ 715,950												$ 819,250									$ 954,150				$ 1,365,650			$ 1,057,250		$ 1,313,100	$ 1,637,850	$ 1,823,650
William Blair Growth Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name																Growth Fund Class N
Accumulated Value									10,000															11,228														14,154														16,146												18,757									26,776				20,657			25,580		31,828	35,328	40,352
William Blair Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																Growth Fund Class R6
Accumulated Value								$ 1,000,000									$ 1,107,500									$ 1,196,000														$ 1,712,900														$ 1,327,100												$ 1,648,400									$ 2,057,000			$ 2,290,500			$ 2,625,700
William Blair Large Cap Growth Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																Large Cap Growth Fund Class I
Accumulated Value									500,000															577,250														756,300														879,750												1,059,650									1,507,650				1,155,700			1,431,750		1,935,750	2,143,600	2,277,000
William Blair Large Cap Growth Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name																Large Cap Growth Fund Class N
Accumulated Value									10,000															11,505														15,045														17,454												20,969									29,767				22,761			28,108		37,913	41,890	44,383
William Blair Large Cap Growth Fund - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name																Large Cap Growth Fund Class R6
Accumulated Value								1,000,000									1,141,300									1,253,600														1,783,900														1,368,000												1,695,000									2,293,700			2,541,100			2,701,000
William Blair Mid Cap Value Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																Mid Cap Value Fund Class I
Accumulated Value			$ 500,000									$ 437,000								$ 464,350								$ 491,650						$ 525,700								$ 534,400						$ 582,000							$ 593,450					$ 624,700							$ 718,450
William Blair Mid Cap Value Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																Mid Cap Value Fund Class R6
Accumulated Value			1,000,000									874,000								929,900								983,500						1,052,200								1,069,600						1,165,500							1,188,300					1,251,600							1,439,400
William Blair Small-Mid Cap Core Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																Small-Mid Cap Core Fund Class I
Accumulated Value							$ 500,000											$ 478,300														$ 762,450														$ 638,400													$ 730,950											$ 766,600						$ 831,900			$ 1,004,700
William Blair Small-Mid Cap Core Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																Small-Mid Cap Core Fund Class R6
Accumulated Value							1,000,000											957,700														1,526,100														1,277,900													1,464,100											1,536,100						1,667,700			2,014,600
William Blair Small-Mid Cap Growth Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																Small-Mid Cap Growth Fund Class I
Accumulated Value									500,000															613,050														754,600														829,350												878,250									1,247,650				895,050			1,079,100		1,153,450	1,188,100	1,474,450
William Blair Small-Mid Cap Growth Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name																Small-Mid Cap Growth Fund Class N
Accumulated Value									10,000															12,222														15,010														16,459												17,387									24,639				17,629			21,195		22,600	23,219	28,756
William Blair Small-Mid Cap Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																Small-Mid Cap Growth Fund Class R6
Accumulated Value								1,000,000									1,081,700									1,090,500														1,549,900														1,112,700												1,342,200									1,434,900			1,478,900			1,836,500
William Blair Small-Mid Cap Value Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																Small-Mid Cap Value Fund Class I
Accumulated Value	$ 500,000										$ 532,250								$ 528,250								$ 560,950						$ 538,950								$ 578,700						$ 714,150
William Blair Small-Mid Cap Value Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																Small-Mid Cap Value Fund Class R6
Accumulated Value	1,000,000										1,065,000								1,057,000								1,122,200						1,079,200								1,158,200						1,429,600
William Blair Small Cap Growth Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																Small Cap Growth Fund Class I
Accumulated Value									500,000															661,900														840,750														850,350												850,700									1,370,550				990,350			1,201,350		1,354,300	1,420,000	1,887,850
William Blair Small Cap Growth Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name																Small Cap Growth Fund Class N
Accumulated Value									10,000															13,209														16,728														16,877												16,842									27,068				19,511			23,607		26,549	27,768	36,835
William Blair Small Cap Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																Small Cap Growth Fund Class R6
Accumulated Value								1,000,000									1,027,500									999,500														1,611,700														1,165,600												1,414,700									1,596,000			1,674,100			2,226,500
William Blair Small Cap Value Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																Small Cap Value Fund Class I
Accumulated Value									500,000															626,350														741,550														698,250												582,500									966,100				846,750			905,900		965,150	956,700	1,292,250
William Blair Small Cap Value Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name																Small Cap Value Fund Class N
Accumulated Value					$ 10,000										$ 10,859								$ 9,190								$ 9,626						$ 9,810								$ 10,645						$ 10,427							$ 10,987					$ 10,310						$ 11,274			$ 13,887
William Blair Small Cap Value Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																Small Cap Value Fund Class R6
Accumulated Value					1,000,000										1,087,800								922,600								967,500						987,700								1,073,600						1,053,400							1,111,800					1,045,300						1,145,200			1,412,800
William Blair Global Leaders Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																Global Leaders Fund Class I
Accumulated Value									500,000															584,750														712,900														744,550												831,550									1,188,450				865,000			1,049,200		1,176,000	1,273,400	1,482,850
William Blair Global Leaders Fund - CLASS N
Account Value [Line Items]
Line Graph and Table Measure Name																Global Leaders Fund Class N
Accumulated Value									10,000															11,659														14,175														14,762												16,452									23,452				17,025			20,613		23,035	24,861	28,881
William Blair Global Leaders Fund - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name																Global Leaders Fund Class R6
Accumulated Value									1,000,000															1,170,100														1,428,400														1,491,800												1,668,000									2,384,500				1,737,200			2,108,000		2,362,300	2,557,500	2,981,500
William Blair International Leaders Fund - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name																International Leaders Fund Class I
Accumulated Value									500,000															591,150														673,850														703,750												759,550									1,035,750				739,600			855,900		919,100	1,000,500	1,239,200
William Blair International Leaders Fund - CLASS N
Account Value [Line Items]
Line Graph and Table Measure Name																International Leaders Fund Class N
Accumulated Value									10,000															11,788														13,402														13,962												15,029									20,445				14,564			16,808		18,004	19,553	24,150
William Blair International Leaders Fund - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name																International Leaders Fund Class R6
Accumulated Value									1,000,000															1,184,000														1,350,800														1,412,000												1,524,500									2,080,300				1,485,500			1,720,900		1,848,800	2,013,300	2,494,400
William Blair International Growth Fund - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name																International Growth Fund Class I
Accumulated Value									500,000															578,850														644,150														643,500												706,750									1,007,650				703,100			807,750		876,200	969,700	1,181,900
William Blair International Growth Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name																International Growth Fund Class N
Accumulated Value									10,000															11,544														12,805														12,750												13,961									19,848				13,807			15,824		17,126	18,905	22,984
William Blair International Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																International Growth Fund Class R6
Accumulated Value								1,000,000									1,117,100									1,122,300														1,601,500														1,118,100												1,285,300									1,394,800			1,544,700			1,883,500
William Blair Institutional International Growth Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name																Institutional International Growth Fund
Accumulated Value									5,000,000															5,795,500														6,451,000														6,458,000												7,120,500									10,163,500				7,108,000			8,180,500		8,854,000	9,807,000	11,937,500
William Blair International Small Cap Growth Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																International Small Cap Growth Fund Class I
Accumulated Value									500,000															582,350														634,300														595,550												652,300									931,450				589,300			681,900		703,700	856,800	922,750
William Blair International Small Cap Growth Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name																International Small Cap Growth Fund Class N
Accumulated Value									10,000															11,616														12,603														11,804												12,891									18,365				11,587			13,375		13,773	16,716	17,953
William Blair International Small Cap Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																International Small Cap Growth Fund Class R6
Accumulated Value									1,000,000															1,166,300														1,270,900														1,193,900												1,309,700									1,872,600				1,186,400			1,372,700		1,417,100	1,725,600	1,859,700
William Blair Emerging Markets Leaders Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																Emerging Markets Leaders Fund Class I
Accumulated Value									500,000															585,350														643,550														666,250												700,100									968,450				661,850			669,950		709,400	802,900	1,075,250
William Blair Emerging Markets Leaders Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name																Emerging Markets Leaders Fund Class N
Accumulated Value									10,000															11,673														12,806														13,215												13,844									19,120				13,025			13,170		13,909	15,706	20,967
William Blair Emerging Markets Leaders Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																Emerging Markets Leaders Fund Class R6
Accumulated Value									1,000,000															1,171,300														1,288,500														1,333,900												1,402,400									1,941,300				1,328,700			1,344,900		1,423,700	1,613,900	2,159,500
William Blair Emerging Markets Growth Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																Emerging Markets Growth Fund Class I
Accumulated Value									500,000															600,700														667,700														655,900												750,100									1,128,850				759,900			742,450		875,750	939,000	1,453,500
William Blair Emerging Markets Growth Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name																Emerging Markets Growth Fund Class N
Accumulated Value									10,000															11,980														13,293														13,023												14,846									22,293				14,967			14,589		17,171	18,354	28,337
William Blair Emerging Markets Growth Fund R6
Account Value [Line Items]
Line Graph and Table Measure Name																Emerging Markets Growth Fund Class R6
Accumulated Value									1,000,000															1,202,500														1,338,500														1,315,800												1,504,800									2,267,900				1,528,100			1,493,400		1,763,100	1,889,500	2,928,400
Emerging Markets ex China Growth Fund-Class I
Account Value [Line Items]
Line Graph and Table Measure Name																Emerging Markets ex China Growth Fund Class I
Accumulated Value		$ 500,000												$ 470,500								$ 534,000								$ 586,950						$ 668,150								$ 666,100						$ 723,600							$ 853,800					$ 1,309,500
Emerging Markets ex China Growth Fund-Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																Emerging Markets ex China Growth Fund Class R6
Accumulated Value		1,000,000												942,000								1,069,000								1,175,200						1,338,600								1,334,600						1,450,600							1,711,600					2,625,600
Emerging Markets Small Cap Growth Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																Emerging Markets Small Cap Growth Fund Class I
Accumulated Value									500,000															562,200														598,850														552,100												617,750									921,050				683,150			755,900		909,450	932,150	1,233,950
Emerging Markets Small Cap Growth Fund - Class N
Account Value [Line Items]
Line Graph and Table Measure Name																Emerging Markets Small Cap Growth Fund Class N
Accumulated Value									10,000															11,203														11,899														10,941												12,215									18,160				13,439			14,825		17,805	18,199	24,026
Emerging Markets Small Cap Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																Emerging Markets Small Cap Growth Fund Class R6
Accumulated Value									1,000,000															1,124,800														1,199,300														1,106,300												1,238,300									1,847,500				1,371,200			1,517,700		1,827,600	1,873,900	2,482,300
China Growth Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																China Growth Fund Class I
Accumulated Value				$ 500,000									$ 478,000								$ 388,500								$ 323,000						$ 274,500								$ 244,550						$ 252,600							$ 269,850					$ 300,400							$ 335,300			$ 389,200
China Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																China Growth Fund Class R6
Accumulated Value				1,000,000									956,000								777,000								645,400						547,400								488,100						504,200							539,100					599,400							669,700			776,800
Emerging Markets Debt Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name																Emerging Markets Debt Fund Class I
Accumulated Value						$ 500,000				$ 501,850															$ 391,100														$ 430,450														$ 483,150												$ 540,600									$ 619,350
Emerging Markets Debt Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																Emerging Markets Debt Fund Class R6
Accumulated Value						1,000,000				1,003,700															782,900														861,400														967,500												1,083,300									1,241,900
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																S&P 500® Index
Accumulated Value								1,000,000	500,000								1,120,300							519,950		1,085,800												613,000		1,528,800												701,150		1,366,500										774,150		1,634,300							832,250		2,035,600		1,171,800	2,344,300		1,047,400	2,867,700	1,252,650	1,560,200	1,796,800
Russell 1000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 1000® Index
Accumulated Value								1,000,000	500,000								1,116,600							590,150		1,085,200												675,950		1,552,600												743,650		1,350,200										799,300		1,611,700							1,143,550		1,996,500		994,500	2,309,200		1,187,100	2,817,400	1,470,500	1,700,850	2,075,200
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 3000® Index
Accumulated Value	500,000		500,000		10,000		500,000	1,000,000	500,000		551,300	443,650			11,101		1,113,300	526,550	626,050	454,300			8,759	592,550		1,074,600	682,550	527,750			8,969	759,100	721,800	572,200			10,419	680,100		1,549,200	799,550	649,800			11,297	653,850	886,400	708,450			12,829	741,200		1,334,400	749,200			13,987	777,800	829,950			14,791	789,600		1,587,300	920,100		16,385	957,650		18,165	1,138,350		1,954,300	1,104,150	980,500	2,253,200	1,356,000	1,166,350	2,767,100	1,436,050	1,655,700	2,033,350
MSCI All Country World (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI All Country World (net)
Accumulated Value									500,000															593,900														657,650														695,400												710,100									988,900				833,150			970,850		1,158,950	1,346,350	1,665,050
MSCI All Country World ex-U.S. IMI (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI All Country World ex-U.S. IMI (net)
Accumulated Value								1,000,000	10,000								1,073,200							12,043		952,600												12,976		1,306,800												13,010		1,047,300										12,394		1,177,900							17,002		1,314,300		13,626	1,548,600		15,325	1,959,800	17,099	20,147	25,497
MSCI Emerging Markets Index (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI Emerging Markets Index (net)
Accumulated Value									500,000															618,750														669,450														677,550												654,600									922,350				689,150			701,200		789,200	909,800	1,305,650
MSCI Emerging Markets IMI (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI Emerging Markets IMI (net)
Accumulated Value									1,000,000															1,228,200														1,325,200														1,331,400												1,278,600									1,831,000				1,377,800			1,421,700		1,614,500	1,845,100	2,588,700
MSCI Emerging Markets ex-China IMI (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI Emerging Markets ex-China IMI (net)
Accumulated Value		$ 1,000,000												$ 985,400								$ 1,088,800								$ 1,198,700						$ 1,299,100								$ 1,243,000						$ 1,412,300							$ 1,633,600					$ 2,209,500
MSCI China All Shares Index (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI China All Shares Index (net)
Accumulated Value				$ 500,000									$ 483,950								$ 426,950								$ 369,700						$ 349,850								$ 327,050						$ 334,500							$ 380,650					$ 425,450							$ 490,800			$ 466,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Bloomberg Global Aggregate Index
Accumulated Value						500,000				495,650															420,050														414,550														418,400												455,600									458,450
Russell 3000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 3000® Growth Index
Accumulated Value								1,000,000	500,000								1,127,900							509,400		1,229,200												614,950		1,757,600												753,150		1,410,000										833,000		1,785,100							1,015,800		2,360,200		1,452,400	2,758,700		1,165,200	3,262,000	1,475,150	1,950,400	2,279,750
Russell 1000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 1000® Growth Index
Accumulated Value								1,000,000	500,000								1,131,800							602,100		1,242,900												737,650		1,771,100												822,900		1,438,600										1,014,500		1,828,600							1,445,650		2,440,900		1,174,250	2,861,200		1,492,550	3,367,700	1,992,300	2,335,350	2,748,800
Russell Midcap® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Russell Midcap® Value Index
Accumulated Value			$ 1,000,000									$ 894,300								$ 939,100								$ 988,200						$ 1,058,500								$ 1,106,600						$ 1,196,900							$ 1,234,200					$ 1,329,100							$ 1,562,800
Russell 2500™ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 2500™ Index
Accumulated Value							$ 500,000											$ 482,700														$ 761,650														$ 601,750													$ 683,450											$ 754,950						$ 829,750			$ 1,134,450
Russell 2500™ Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 2500™ Growth Index
Accumulated Value								1,000,000	500,000								1,089,800							607,200		1,111,800												737,950		1,663,600												783,200		1,134,500										855,350		1,345,300							1,279,850		1,466,700		872,800	1,595,800		1,035,000	2,121,500	1,128,400	1,227,750	1,632,200
Russell 2500® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 2500® Value Index
Accumulated Value	$ 500,000										$ 552,800								$ 561,100								$ 613,500						$ 619,800								$ 691,600						$ 858,700
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 2000® Growth Index
Accumulated Value								$ 1,000,000	500,000								$ 1,075,700							622,000		$ 1,042,800												758,000		$ 1,578,400												754,300		$ 1,050,700										780,500		$ 1,245,400							1,181,400		$ 1,359,200		786,450	$ 1,491,400		932,200	$ 2,069,200	1,017,350	1,116,300	1,548,800
Russell 2000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																Russell 2000® Value Index
Accumulated Value					$ 10,000				500,000						$ 10,984								$ 9,083	624,300							$ 9,394						$ 9,629	706,050							$ 10,770						$ 10,678	662,050						$ 11,637					$ 11,269	546,350					$ 13,102			$ 16,115	946,700				792,550			840,150		931,700	983,300	1,406,150
MSCI All Country World IMI (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI All Country World IMI (net)
Accumulated Value									500,000															595,050														661,350														691,550												699,650									986,050				823,150			956,000		1,131,900	1,311,750	1,629,500
MSCI All Country World ex-U.S. Small Cap Index (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI All Country World ex-U.S. Small Cap Index (net)
Accumulated Value									10,000															12,032														13,303														12,512												11,969									17,599				13,648			15,140		16,845	19,934	23,888
MSCI Emerging Markets Small Cap Index (net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																MSCI Emerging Markets Small Cap Index (net)
Accumulated Value									$ 1,000,000															$ 1,170,300														$ 1,236,200														$ 1,173,000												$ 1,069,600									$ 1,751,400				$ 1,388,500			$ 1,572,900		$ 1,888,100	$ 2,046,800	$ 2,474,300
JPMorgan Emerging Markets Bond Index (EMBI) Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																JPMorgan Emerging Markets Bond Index (EMBI) Global Diversified Index
Accumulated Value						$ 500,000				$ 505,500															$ 408,200														$ 436,200														$ 472,600												$ 517,550									$ 572,500